JACOB C. TIEDT ATTORNEY AT LAW jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609 7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES September 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Global High Income Fund (the “Registrant”);

File Nos. 811-22988 and 333-198062

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 relating to the issuance of common shares in connection with the mergers of Nuveen Diversified Currency Opportunities Fund and Nuveen Global Income Opportunities Fund (each, a “Target Fund”) with and into a wholly-owned subsidiary of the Registrant (the “Mergers”), a newly organized Massachusetts business trust.

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on August 12, 2014 relating to the issuance of common shares in connection with the Mergers, in response to the comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on August 29, 2014, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated September 10, 2014). The Amendment is also being filed for the purpose of providing certain information required by the Form and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.